Related Party Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions
Costs incurred for related party	$ 547,841	$ 6,161	$ 1,138,938	$ 35,077	$ 267,000	$ 26,000
Due to the related party	$ 898,530		$ 898,530		$ 208,579	$ 1,000